Consolidated Statement of Financial Position - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Non-current assets
Intangible assets	€ 168	€ 56
Leasehold improvements and equipment	1,960	1,414
Long term financial assets	3,849	3,825
Right-of-use assets	653
Total non-current assets	6,630	5,295
Current assets
Cash and cash equivalents	63,987	94,829
Financial assets	23,726	13,974
Trade and other receivables	1,471	1,429
Inventories	330	260
Other assets	2,973	387
Total current assets	92,487	110,879
TOTAL ASSETS	99,117	116,174
Equity
Issued capital	624	624
Capital reserves	240,235	239,055
Fair value reserves	2,618	2,594
Accumulated deficit	(210,632)	(202,144)
Total equity	32,845	40,129
Non current liabilities
Borrowings	323	1,690
Contract liabilities	39,138	37,512
Lease liabilities	246
Total non-current liabilities	39,707	39,202
Current liabilities
Trade and other payables	7,541	9,425
Provisions	1,440
Borrowings	3,552	3,083
Lease liabilities	377
Contract liabilities	13,655	24,335
Total current liabilities	26,565	36,843
TOTAL EQUITY AND LIABILITIES	€ 99,117	€ 116,174